Segment Information	12 Months Ended
Dec. 31, 2013
SEGMENT INFORMATION [Abstract]
Segment Information

24. SEGMENT INFORMATION

The Group has determined that it currently operates in the following principal reportable segments: (1) online game and (2) the 17173 Business. Others consists of cinema advertising only.

Year Ended December 31, 2013

(in thousands)

	Online game	17173 Business	Others	Eliminations and adjustments	Consolidated
Revenues(1):
Online game	669,168	—	—	—	669,168
Online advertising	—	54,882	—	(4,884)	49,998
IVAS	—	5,402	—	—	5,402
Others	—	—	25,031	(11,724)	13,307

Total revenues	669,168	60,284	25,031	(16,608)	737,875
Cost of revenues:
Online game	93,048	—	—	187	93,235
Online advertising	—	13,797	—	—	13,797
IVAS	—	1,860	—	(74)	1,786
Others	—	—	17,518	—	17,518
SBC (2) in cost of revenues	71	30	—	—	101

Total cost of revenues	93,119	15,687	17,518	113	126,437

Gross profit	576,049	44,597	7,513	(16,721)	611,438
Operating expenses:
Product development	109,964	9,470	—	—	119,434
Sales and marketing	122,452	14,722	7,143	(15,561)	128,756
General and administrative	52,622	3,375	570	—	56,567
Goodwill impairment and impairment of acquired intangibles via acquisition of businesses	—	—	—	—	—
SBC (2) in operating expenses	1,129	44	—	—	1,173

Total operating expenses	286,167	27,611	7,713	(15,561)	305,930

Operating profit (loss)	289,882	16,986	(200)	(1,160)	305,508
Interest income	28,419	23	13	—	28,455
Foreign currency exchange loss	(5,935)	—	(1)	—	(5,936)
Interest expense	(8,835)	—	—	—	(8,835)
Other income (expense)	3,187	(169)	113	482	3,613

Income before income tax expense	306,718	16,840	(75)	(678)	322,805
Income tax expense (credit)	35,988	(15)	410	—	36,383

Net income	270,730	16,855	(485)	(678)	286,422
Less: Net income attributable to the mezzanine classified non-controlling interest	17,780	—	—	—	17,780

Net income attributable to Changyou.com Limited	252,950	16,855	(485)	(678)	268,642

Year Ended December 31, 2012

(in thousands)

	Online game	17173 Business	Others	Eliminations and adjustments	Consolidated
Revenues(1):
Online game	570,533	—	—	(187)	570,346
Online advertising	—	45,727	—	(3,202)	42,525
IVAS	—	4,307	—	—	4,307
Others	—	—	6,251	—	6,251

Total revenues	570,533	50,034	6,251	(3,389)	623,429
Cost of revenues:
Online game	76,193	—	—	—	76,193
Online advertising	—	6,468	—	—	6,468
IVAS	—	1,696	—	(187)	1,509
Others	—	—	20,046	—	20,046
SBC (2) in cost of revenues	239	67	—	—	306

Total cost of revenues	76,432	8,231	20,046	(187)	104,522

Gross profit	494,101	41,803	(13,795)	(3,202)	518,907
Operating expenses:
Product development	70,386	1,378	137	—	71,901
Sales and marketing	51,584	6,629	5,302	(3,202)	60,313
General and administrative	30,013	995	1,323	—	32,331
Goodwill impairment and impairment of acquired intangibles via acquisition of businesses	1,670	—	1,236	—	2,906
SBC (2) in operating expenses	3,258	105	—	—	3,363

Total operating expenses	156,911	9,107	7,998	(3,202)	170,814

Operating profit (loss)	337,190	32,696	(21,793)	—	348,093
Interest income	15,855	11	16	—	15,882
Foreign currency exchange loss	(558)	—	—	—	(558)
Interest expense	(2,243)	—	—	—	(2,243)
Other expense	(51)	—	(122)	—	(173)

Income before income tax expense	350,193	32,707	(21,899)	—	361,001
Income tax expense (credit)	67,748	—	(343)	—	67,405

Net income	282,445	32,707	(21,556)	—	293,596
Less: Net income attributable to the mezzanine classified non-controlling interest	11,196	—	—	—	11,196

Net income attributable to Changyou.com Limited	271,249	32,707	(21,556)	—	282,400

Year Ended December 31, 2011

(in thousands)

	Online game	17173 Business	Others	Eliminations and adjustments	Consolidated
Revenues(1)	$435,512	$44,981	$10,853	$(6,770)	$484,576
Segment cost of revenues	49,735	3,764	13,783	—	67,282
SBC (2) in cost of revenues	102	128	—	—	230

Total cost of revenues	49,837	3,892	13,783	—	67,512

Gross profit (loss)	385,675	41,089	(2,930)	(6,770)	417,064
Operating expenses:
Product development	47,234	2,139	466	—	49,839
Sales and marketing	48,241	2,015	5,447	(6,770)	48,933
General and administrative	23,149	2,394	1,613	—	27,156
Goodwill impairment and impairment of acquired intangibles via acquisition of businesses	—	—	5,420	—	5,420
SBC (2) in operating expenses	5,354	411	—	122	5,887

Total operating expenses	123,978	6,959	12,946	(6,648)	137,235

Operating profit (loss)	261,697	34,130	(15,876)	(122)	279,829
Interest income	11,916	—	17	—	11,933
Foreign currency exchange loss	(618)	—	—	—	(618)
Interest expense	(7)	—	—	—	(7)
Other income	267	2	188	—	457

Income before income tax expense	273,255	34,132	(15,671)	(122)	291,594
Income tax expense (credit)	40,965	2,732	(117)	—	43,580

Net income	232,290	31,400	(15,554)	(122)	248,014
Less: Net income attributable to the mezzanine classified non-controlling interest	2,558	—	—	—	2,558

Net income attributable to Changyou.com Limited	$229,732	$31,400	$(15,554)	$(122)	$245,456

Note (1):	The intercompany elimination for segment revenues mainly consists of sales and marketing services provided by the 17173 Business and the others business to the online game segment.
Note (2):	“SBC” stands for share-based compensation expense.

	As of December 31, 2013 (in thousands)
	Online game	17173 Business	Others	Intercompany Eliminations	Consolidated
Cash and cash equivalents	$535,659	$6,882	$5,943	$—	$548,484
Restricted time deposits	424,674	—	—	—	424,674
Accounts receivable, net	21,477	10,926	3,593	—	35,996
Fixed assets, net	241,853	4,207	614	—	246,674
Intangible assets, net	47,776	3,820	21,799	—	73,395
Goodwill	154,095	26,157	—	—	180,252

Total assets (1)	$1,486,070	$76,361	$198	$22,583	$1,585,212

	As of December 31, 2012 (in thousands)
	Online game	17173 Business	Others	Intercompany Eliminations	Consolidated
Cash and cash equivalents	$360,377	$2,449	$3,813	$—	$366,639
Restricted time deposits	246,599	—	—	—	246,599
Accounts receivable, net	14,558	7,617	1,189	—	23,364
Fixed assets, net	62,019	2,253	556	—	64,828
Intangible assets, net	29,575	188	24,486	—	54,249
Goodwill	116,992	17,929	—	—	134,921

Total assets (1)	$1,020,899	$44,480	$5,602	$43,532	$1,114,513

Note (1):	The intercompany elimination for segment assets mainly consists of an operating funds loan to and long term investment in the others.